Short-Term Bank Borrowings (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Short-Term Bank Borrowings [Abstract]
Interest expenses	$ 286,827	$ 253,691
Weighted average interest rates	4.17%	4.40%